Principal activities and reorganization - Additional Information (Details) - May 07, 2021 - IPO ¥ in Billions	CNY (¥) shares	$ / shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from the global offering | ¥	¥ 2.1
American depositary shares
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	30,000,000
Shares Issued, Price Per Share | $ / shares		$ 12
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	300,000,000